GUIDESTONE FUNDS

MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund,

MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund,

Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund

Supplement dated July 17, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.        CHANGES TO SUMMARY PROSPECTUSES FOR MYDESTINATION 2015 FUND, MYDESTINATION 2025 FUND, MYDESTINATION 2035 FUND, MYDESTINATION 2045 FUND AND MYDESTINATION 2055 FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●

The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the glide path.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●

Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

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In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●

Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

II.     CHANGES TO SUMMARY PROSPECTUSES FOR CONSERVATIVE

ALLOCATION FUND, BALANCED ALLOCATION FUND, GROWTH ALLOCATION

FUND AND AGGRESSIVE ALLOCATION FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●

The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the table above.

The fourth bullet point in the “Principal Investment Strategies” section of each Fund is deleted in its entirety and replaced with the following:

●	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

In the “Principal Investment Risks” section for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●

Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

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In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●

Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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GUIDESTONE FUNDS

Supplement dated July 17, 2017

to

Statement of Additional Information dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

I.             ADDITION OF DISCLOSURE TO DESCRIPTION OF INVESTMENTS AND RISKS SECTION

The following disclosure is added to the “Description of Investments and Risks” section:

Commodities Exposure. Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in exchange rates, domestic or foreign interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease and embargoes, tariffs and other regulatory developments. The frequency, duration and magnitude of such changes cannot be predicted. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices. No active trading market may exist for certain commodities investments, which may impair the ability of a Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of a commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The value of these instruments will rise or fall in response to changes in the underlying commodity or related index of investment. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may adversely affect a Fund’s performance. Although investments

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in commodities may move in different directions than traditional equity securities and debt instruments, when the value of those traditional investments is declining due to adverse economic conditions, there is no guarantee that commodities will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of traditional equity securities and debt instruments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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